Quarterly Results of Operations - Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Oct. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Sales Revenue, Goods, Net, Excluding Related Party Sales		$ 679,311	$ 638,518	$ 615,990	$ 608,244
Net sales	837,926			600,827		608,111	574,853	554,446	552,028	1,668,149	1,185,335		2,503,487	2,175,374	1,916,830
Gross profit	285,260	238,209	226,452	224,213	218,543	211,715	204,638	195,151	192,440	558,474	442,756		907,417	803,944	684,441
Income from continuing operations		19,541	24,293	31,209	23,998	28,531	26,292	26,383	31,308				99,041	112,514	114,334
Net income		19,541	24,293	31,209	23,998	30,990	26,292	26,383	31,308				99,041	114,973	90,845
Net income attributable to The WhiteWave Foods Company	$ 34,407	$ 19,541	$ 24,293	$ 31,209	$ 23,998	$ 29,711	$ 26,292	$ 26,383	$ 31,308	$ 66,767	$ 55,207	$ 95,608	$ 99,041	$ 113,694	$ 107,395
Basic earnings per common share:
Net income per common share - basic	$ 0.20	$ 0.11	$ 0.14	$ 0.18	$ 0.14	$ 0.19	$ 0.18	$ 0.18	$ 0.21	$ 0.38	$ 0.32		$ 0.57	$ 0.74	$ 0.72
Diluted earnings per common share
Net income per common share - diluted	$ 0.19	$ 0.11	$ 0.14	$ 0.18	$ 0.14	$ 0.19	$ 0.18	$ 0.18	$ 0.21	$ 0.38	$ 0.32		$ 0.57	$ 0.74	$ 0.72
WhiteWave Foods [Member]
Basic earnings per common share:
Net income per common share - basic		$ 0.11	$ 0.14	$ 0.18	$ 0.14	$ 0.18	$ 0.18	$ 0.18	$ 0.21
Diluted earnings per common share
Net income per common share - diluted		$ 0.11	$ 0.14	$ 0.18	$ 0.14	$ 0.18	$ 0.18	$ 0.18	$ 0.21